Accounting information and policies	12 Months Ended
Jun. 30, 2019
Disclosure Of Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Accounting information and policies
Accounting information and policies

Introduction

This section describes the basis of preparation of the consolidated financial statements and the group’s accounting policies that are applicable to the financial statements as a whole. Accounting policies, critical accounting estimates and judgements that are specific to a note are included in the note to which they relate. This section also explains new accounting standards, amendments and interpretations, that the group has adopted in the current financial year or will adopt in subsequent years.
1. Accounting information and policies
(a) Basis of preparation

The consolidated financial statements are prepared in accordance with the Companies Act 2006 and International Financial Reporting Standards (IFRS) and related interpretations as adopted for use in the European Union (EU) and as issued by the International Accounting Standards Board (IASB). IFRS as adopted by the EU differs in certain respects from IFRS as issued by the IASB. The differences have no impact on the group’s consolidated financial statements for the years presented. The consolidated financial statements are prepared on a going concern basis under the historical cost convention, unless stated otherwise in the relevant accounting policy.

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the year. Actual results could differ from those estimates.

(b) Going concern

The consolidated financial statements are prepared on a going concern basis.

(c) Consolidation

The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. A subsidiary is an entity controlled by Diageo plc. The group controls an investee when it is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Where the group has the ability to exercise joint control over an entity but has rights to specified assets and obligations for liabilities of that entity, the entity is included on the basis of the group’s rights over those assets and liabilities.

(d) Foreign currencies

Items included in the financial statements of the group’s subsidiaries, associates and joint ventures are measured using the currency of the primary economic environment in which each entity operates (its functional currency). The consolidated financial statements are presented in sterling, which is the functional currency of the parent company.

The income statements and cash flows of non-sterling entities are translated into sterling at weighted average rates of exchange, other than substantial transactions that are translated at the rate on the date of the transaction. Exchange differences arising on the retranslation to closing rates are taken to the exchange reserve.

Assets and liabilities are translated at closing rates. Exchange differences arising on the retranslation at closing rates of the opening balance sheets of overseas entities are taken to the exchange reserve, as are exchange differences arising on foreign currency borrowings and financial instruments designated as net investment hedges, to the extent that they are effective. Tax charges and credits arising on such items are also taken to the exchange reserve. Gains and losses accumulated in the exchange reserve are recycled to the income statement when the foreign operation is sold. Other exchange differences are taken to the income statement. Transactions in foreign currencies are recorded at the rate of exchange at the date of the transaction.
The principal foreign exchange rates used in the translation of financial statements for the three years ended 30 June 2019, expressed in US dollars and euros per £1, were as follows:

	2019	2018	2017
US dollar
Income statement and cash flows(i)	1.29	1.35	1.27
Assets and liabilities(ii)	1.27	1.32	1.30
Euro
Income statement and cash flows(i)	1.13	1.13	1.16
Assets and liabilities(ii)	1.12	1.13	1.14

(i)    Weighted average rates
(ii)    Year end rates

The group uses foreign exchange hedges to mitigate the effect of exchange rate movements. For further information see note 15.

(e) Critical accounting estimates and judgements

Details of critical estimates and judgements which the directors consider could have a material impact upon the financial statements are set out in the related notes as follows:

•	Exceptional items – management judgement whether exceptional or not – page 196

•
Taxation – management judgement of whether a provision is required and management estimate of amount of corporate tax payable or receivable, the recoverability of deferred tax assets and expectation on manner of recovery of deferred taxes – page 201

•
Brands, goodwill and other intangibles – management judgement of the assets to be recognised and synergies resulting from an acquisition. Management judgement and estimate are required in determining future cash flows and appropriate applicable assumptions to support the intangible asset value – page 208

•
Post employment benefits – management judgement in determining whether a surplus can be recovered and management estimate in determining the assumptions in calculating the liabilities of the funds – page 216

•
Contingent liabilities and legal proceedings – management judgement in assessing the likelihood of whether a liability will arise and an estimate to quantify the possible range of any settlement – page 244

Venezuela is a hyper-inflationary economy where the government maintains a regime of strict currency controls with multiple foreign currency rate systems. Access to US dollars on these exchange systems is very limited. The foreign currency denominated transactions and balances of the group’s Venezuelan operations are translated into the local functional currency (Venezuelan bolivar) at the rate they are expected to be settled, applying the most appropriate official exchange rate (DICOM). For consolidation purposes, the group converts its Venezuelan operations using management’s estimate of the exchange rate considering forecast inflation and the most appropriate official exchange rate. The exchange rate used to translate the results of the group’s the Venezuelan operations was VES/£ 403,700 for the year ended 30 June 2019 (2018 - VEF/£ 3,858,826 - VES/£ 38.59).

The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the year ended 30 June 2019 and 30 June 2018 and with the amounts that would have resulted if the official DICOM exchange rate had been applied:

	Year ended 30 June 2019		Year ended 30 June 2018
	At estimated exchange rate	At DICOM exchange rate	At estimated exchange rate	At DICOM exchange rate
	403,700 VES/£	8,553 VES/£	3,858,826 VEF/£	151,800 VEF/£
	£ million	£ million	£ million	£ million
Net sales	—	3	1	27
Operating profit	—	2	—	16
Other finance income - hyperinflation adjustment	10	455	18	458
Net cash inflow from operating activities	—	5	1	12
Net assets	56	2,643	69	1,744
(f) New accounting standards and interpretations

The following amendments to the accounting standards, issued by the IASB which have been endorsed by the EU, have been adopted by the group from 1 July 2018 with no impact on the group’s consolidated results, financial position or disclosures:

•	Amendments to IAS 40 - Transfers of Investment Property

•	Amendments to IFRS 2 - Classification and Measurement of Share-based payment transactions

•	Amendments to IFRS 4 - Applying IFRS 9 with IFRS 4 Insurance contracts

•	Improvements to IFRS 1 - First-time Adoption of International Financial Reporting Standards: Deletion of short-term exemptions for first-time adopters

•	Improvements to IAS 28 - Investments in Associates and Joint Ventures: Measuring investees at fair value through profit or loss: an investment-by-investment choice or a consistent policy choice

•	IFRIC 23 - Uncertainty over Income Tax Treatments

IFRS 15 – Revenue from contracts with customers. The group adopted IFRS 15 from 1 July 2017 by applying the modified retrospective transition method, recognising the cumulative effect of initially applying IFRS 15 as an adjustment to the balance of retained earnings as at 1 July 2017. IFRS 15, which requires revenue to be recognised when the control of goods or services is transferred to the customer, replaced IAS 11, IAS 18 and related interpretations which were based on the concept of the transfer of risks and rewards. The income statement for the year ended 30 June 2017 was not restated. The principal change that resulted from the adoption of IFRS 15 was in respect of the accounting for variable consideration receivable where the criteria applied for deducting future promotional payments from the initial revenue recognition was more stringent than under the former accounting policy.

The following standard issued by the IASB and endorsed by the EU, has not yet been adopted by the group:

IFRS 16 – Leases (effective in the year ending 30 June 2020) sets out the principles for the recognition, measurement, presentation and disclosure of leases for both the lessee and the lessor. It eliminates the classification of leases as either operating leases or finance leases currently required under IAS 17 and introduces a single lessee accounting model where the lessee is required to recognise assets and liabilities for all leases. All leases will be recognised on the balance sheet as right of use assets and depreciated on a straight-line basis. The liability, recognised as part of net borrowings, will be measured at a discounted value and any interest will be charged to finance charges in the income statement. Therefore, the charge to the income statement for the operating lease payment will be replaced with depreciation on the right of use asset and the interest charge inherent in the lease.

The group will implement IFRS 16 from 1 July 2019 by applying the modified retrospective method, meaning that the figures for the year ended 30 June 2019 and 30 June 2018 in the financial statements for the year ending 30 June 2020 will not be restated to reflect the impact of IFRS 16. The operating leases which will be recorded on the balance sheet following implementation of IFRS 16 are principally in respect of warehouses, office buildings, plant and machinery, cars and distribution vehicles. The group has decided to reduce the complexity of implementation to take advantage of a number of practical expedients on transition on 1 July 2019 namely:

(i) to measure the right of use asset at the same value as the lease liability
(ii) to apply the short-term and low value exemptions
(iii) to account for, wherever possible, services provided associated with a lease as an income statement item and only capitalise in the right of use asset the lease costs that are in respect of the asset.

The group has designed a new lease accounting process and has implemented a new lease accounting software solution to run the IFRS 16 lease calculations and provide monthly IFRS 16 lease accounting journals. Based on the information currently available, the group estimates that under IFRS 16, as at 1 July 2019 it will recognise additional lease liabilities of approximately £0.3 billion and right of use assets of a similar amount. IFRS 16 will have no impact on the group's net cash flows but the lease capital repayment outflows will be disclosed as financing cash outflow, instead of operating cash outflow. There will be an immaterial benefit to operating profit and an immaterial increase in finance charges. Profit before tax and earnings per share will not be significantly impacted.

The following standard, issued by the IASB has not been endorsed by the EU and has not been adopted by the group:

IFRS 17 – Insurance contracts (effective in the year ending 30 June 2022) is ultimately intended to replace IFRS 4.

Based on a preliminary assessment the group believes that the adoption of IFRS 17 will not have a significant impact on its consolidated results or financial position.
There are a number of other amendments and clarifications to IFRS, effective in future years, which are not expected to significantly impact the group’s consolidated results or financial position.